Capital Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Common shares as presented in the accompanying Consolidated Balance Sheets	30,147,504	30,044,486
Common shares in treasury	3,707,407	3,453,249
Board of Directors authorized an expanded stock repurchase program	$ 100
Stock repurchases during period, shares	270,000	150,000	0